UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS Global Income Builder Fund

Class A: KTRAX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.90%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 22.83% (unadjusted for sales charges) for the period ended October 31, 2024. The Fund's broad-based indices, the MSCI All Country World Index and the Bloomberg U.S. Universal Index, returned 32.79% and 11.20%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 23.86%.

The Fund’s positioning in equities was the primary reason for its underperformance in the annual period. An underweight in the United States versus the international markets, which prevented the Fund from gaining the full benefit of the rally in U.S. mega-cap information technology stocks, was a key detractor. In addition, the lack of holdings in China hurt performance in the emerging markets given the extent of the country’s gain in September 2024. On the positive side, a modest overweight in equities versus bonds contributed to results due to the outperformance of the former category.

The Fund used derivatives in the equity portfolio. Mid-way through the period, the Fund adopted a strategy in which it primarily achieved exposure to stocks through the use of futures. Since futures require less capital than owning stocks directly, this shift freed up cash that the Fund invested in U.S. Treasuries in an effort to boost the Fund’s yield. This aspect of our strategy did not have a material effect on relative performance.

The Fund’s positioning in bonds contributed to results. Our decision to emphasize the credit sectors over government bonds was the largest contributor. Specifically, the portfolio benefited from its overweight in high-yield bonds and lower-rated investment-grade corporate issues (primarily BBB rated debt). Positioning in structured securities was also positive, led by overweights in collateralized loan obligations, asset-backed securities, and commercial mortgage-backed securities. On the other hand, an underweight in residential mortgage-backed securities detracted. We used derivatives in the fixed-income portfolio in an effort to manage duration (interest rate sensitivity) and credit positioning, which had a neutral impact on results.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

MSCI All Country World Index is an unmanaged equity index which captures large and mid-capitalization representation across developed markets and emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.

Bloomberg U.S. Universal Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The MSCI All Country World Index and the Bloomberg U.S. Universal Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively.

The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI All country World Index and 40% Bloomberg U.S. Universal Index.

The Blended Index 60/40 is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	MSCI All Country World Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'14	$9,425	$10,000	$10,000	$10,000
'14	$9,507	$10,167	$10,054	$10,122
'14	$9,268	$9,971	$10,036	$9,999
'15	$9,178	$9,815	$10,227	$9,982
'15	$9,555	$10,362	$10,167	$10,289
'15	$9,326	$10,201	$10,209	$10,211
'15	$9,526	$10,497	$10,197	$10,383
'15	$9,436	$10,483	$10,180	$10,369
'15	$9,239	$10,237	$10,066	$10,178
'15	$9,290	$10,325	$10,125	$10,257
'15	$8,936	$9,618	$10,095	$9,822
'15	$8,723	$9,269	$10,134	$9,626
'15	$9,112	$9,997	$10,167	$10,087
'15	$8,928	$9,914	$10,130	$10,023
'15	$8,808	$9,735	$10,079	$9,897
'16	$8,570	$9,148	$10,190	$9,580
'16	$8,570	$9,085	$10,263	$9,570
'16	$8,963	$9,759	$10,388	$10,040
'16	$9,036	$9,903	$10,459	$10,158
'16	$9,088	$9,915	$10,467	$10,170
'16	$9,170	$9,855	$10,652	$10,211
'16	$9,401	$10,280	$10,739	$10,508
'16	$9,474	$10,314	$10,751	$10,534
'16	$9,484	$10,378	$10,753	$10,575
'16	$9,368	$10,201	$10,682	$10,439
'16	$9,463	$10,279	$10,442	$10,393
'16	$9,643	$10,501	$10,473	$10,540
'17	$9,781	$10,788	$10,510	$10,728
'17	$10,025	$11,091	$10,591	$10,941
'17	$10,094	$11,226	$10,588	$11,021
'17	$10,190	$11,401	$10,675	$11,161
'17	$10,350	$11,653	$10,758	$11,344
'17	$10,344	$11,706	$10,749	$11,371
'17	$10,570	$12,033	$10,802	$11,584
'17	$10,591	$12,079	$10,895	$11,651
'17	$10,784	$12,313	$10,857	$11,770
'17	$10,904	$12,568	$10,870	$11,922
'17	$11,088	$12,812	$10,854	$12,053
'17	$11,215	$13,018	$10,901	$12,191
'18	$11,543	$13,753	$10,797	$12,551
'18	$11,109	$13,175	$10,694	$12,190
'18	$10,969	$12,893	$10,748	$12,059
'18	$10,992	$13,016	$10,676	$12,097
'18	$10,969	$13,032	$10,735	$12,134
'18	$10,979	$12,962	$10,719	$12,089
'18	$11,253	$13,353	$10,741	$12,317
'18	$11,301	$13,458	$10,794	$12,400
'18	$11,360	$13,516	$10,748	$12,412
'18	$10,783	$12,503	$10,658	$11,810
'18	$10,867	$12,686	$10,706	$11,937
'18	$10,316	$11,793	$10,874	$11,501
'19	$11,004	$12,724	$11,024	$12,107
'19	$11,188	$13,064	$11,036	$12,306
'19	$11,347	$13,228	$11,235	$12,489
'19	$11,595	$13,675	$11,251	$12,748
'19	$11,285	$12,864	$11,423	$12,366
'19	$11,705	$13,706	$11,585	$12,919
'19	$11,718	$13,746	$11,619	$12,958
'19	$11,705	$13,420	$11,882	$12,893
'19	$11,892	$13,703	$11,830	$13,033
'19	$12,030	$14,078	$11,869	$13,265
'19	$12,131	$14,421	$11,866	$13,458
'19	$12,366	$14,929	$11,884	$13,750
'20	$12,303	$14,764	$12,097	$13,758
'20	$11,782	$13,572	$12,278	$13,164
'20	$10,441	$11,740	$12,039	$12,040
'20	$11,056	$12,997	$12,280	$12,915
'20	$11,389	$13,562	$12,394	$13,303
'20	$11,621	$13,996	$12,498	$13,610
'20	$12,047	$14,736	$12,717	$14,138
'20	$12,447	$15,638	$12,644	$14,618
'20	$12,208	$15,134	$12,621	$14,328
'20	$12,039	$14,766	$12,576	$14,101
'20	$12,949	$16,586	$12,740	$15,202
'20	$13,358	$17,356	$12,784	$15,645
'21	$13,306	$17,277	$12,704	$15,565
'21	$13,450	$17,677	$12,540	$15,701
'21	$13,677	$18,149	$12,394	$15,880
'21	$14,058	$18,943	$12,498	$16,349
'21	$14,254	$19,238	$12,546	$16,528
'21	$14,411	$19,491	$12,637	$16,708
'21	$14,503	$19,625	$12,764	$16,847
'21	$14,688	$20,117	$12,756	$17,095
'21	$14,242	$19,286	$12,647	$16,613
'21	$14,614	$20,270	$12,636	$17,113
'21	$14,388	$19,782	$12,652	$16,875
'21	$14,761	$20,573	$12,643	$17,277
'22	$14,329	$19,563	$12,366	$16,618
'22	$14,012	$19,058	$12,197	$16,274
'22	$14,057	$19,470	$11,870	$16,316
'22	$13,233	$17,912	$11,427	$15,289
'22	$13,334	$17,933	$11,490	$15,344
'22	$12,465	$16,421	$11,261	$14,444
'22	$13,019	$17,568	$11,544	$15,195
'22	$12,596	$16,921	$11,244	$14,704
'22	$11,646	$15,301	$10,759	$13,604
'22	$12,013	$16,225	$10,641	$14,034
'22	$12,792	$17,483	$11,038	$14,899
'22	$12,493	$16,795	$11,001	$14,528
'23	$13,173	$17,999	$11,342	$15,332
'23	$12,774	$17,483	$11,063	$14,919
'23	$13,048	$18,022	$11,323	$15,341
'23	$13,152	$18,281	$11,392	$15,512
'23	$12,989	$18,085	$11,274	$15,351
'23	$13,458	$19,135	$11,256	$15,872
'23	$13,788	$19,836	$11,267	$16,226
'23	$13,533	$19,282	$11,199	$15,915
'23	$13,098	$18,484	$10,932	$15,369
'23	$12,735	$17,929	$10,768	$15,001
'23	$13,703	$19,583	$11,253	$16,100
'23	$14,334	$20,524	$11,680	$16,809
'24	$14,410	$20,644	$11,652	$16,853
'24	$14,623	$21,530	$11,512	$17,202
'24	$15,020	$22,206	$11,625	$17,594
'24	$14,529	$21,474	$11,353	$17,082
'24	$14,944	$22,346	$11,542	$17,612
'24	$15,230	$22,843	$11,647	$17,912
'24	$15,478	$23,212	$11,911	$18,249
'24	$15,726	$23,801	$12,087	$18,642
'24	$16,019	$24,354	$12,253	$19,007
'24	$15,643	$23,808	$11,974	$18,580

Yearly periods ended October 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	22.83%	5.39%	5.20%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	15.77%	4.15%	4.58%
MSCI All Country World Index	32.79%	11.08%	9.06%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Blended Index 60/40	23.86%	6.97%	6.39%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	602,559,268
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	306
Total Net Advisory Fees Paid ($)	2,223,446

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	69%
Corporate Bonds	26%
Government & Agency Obligations	23%
Asset-Backed	7%
Collateralized Mortgage Obligations	5%
Mortgage-Backed Securities Pass-Throughs	5%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	1%
Equity	25%
Common Stocks	20%
Preferred Stocks	3%
Exchange-Traded Funds	2%
Warrants	0%
Rights	0%
Cash Equivalents	13%
Cash Equivalents	13%
Other Assets and Liabilities, Net	(7%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	16%
Energy	6%
Information Technology	5%
Industrials	5%
Utilities	4%
Communication Services	3%
Consumer Discretionary	3%
Health Care	3%
Materials	2%
Consumer Staples	2%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United States	73%
Cayman Islands	3%
Canada	3%
Japan	2%
United Kingdom	2%
Taiwan	1%
Switzerland	1%
Ireland	1%
Netherlands	1%
France	1%
Other	4%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.03% to 1.12%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRA-A

R-103423-1 (12/24)

DWS Global Income Builder Fund

Class C: KTRCX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.74%

Gross expense ratio as of the latest prospectus: 1.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 21.78% (unadjusted for sales charges) for the period ended October 31, 2024. The Fund's broad-based indices, the MSCI All Country World Index and the Bloomberg U.S. Universal Index, returned 32.79% and 11.20%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 23.86%.

The Fund’s positioning in equities was the primary reason for its underperformance in the annual period. An underweight in the United States versus the international markets, which prevented the Fund from gaining the full benefit of the rally in U.S. mega-cap information technology stocks, was a key detractor. In addition, the lack of holdings in China hurt performance in the emerging markets given the extent of the country’s gain in September 2024. On the positive side, a modest overweight in equities versus bonds contributed to results due to the outperformance of the former category.

The Fund used derivatives in the equity portfolio. Mid-way through the period, the Fund adopted a strategy in which it primarily achieved exposure to stocks through the use of futures. Since futures require less capital than owning stocks directly, this shift freed up cash that the Fund invested in U.S. Treasuries in an effort to boost the Fund’s yield. This aspect of our strategy did not have a material effect on relative performance.

The Fund’s positioning in bonds contributed to results. Our decision to emphasize the credit sectors over government bonds was the largest contributor. Specifically, the portfolio benefited from its overweight in high-yield bonds and lower-rated investment-grade corporate issues (primarily BBB rated debt). Positioning in structured securities was also positive, led by overweights in collateralized loan obligations, asset-backed securities, and commercial mortgage-backed securities. On the other hand, an underweight in residential mortgage-backed securities detracted. We used derivatives in the fixed-income portfolio in an effort to manage duration (interest rate sensitivity) and credit positioning, which had a neutral impact on results.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI All Country World Index is an unmanaged equity index which captures large and mid-capitalization representation across developed markets and emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.

Bloomberg U.S. Universal Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The MSCI All Country World Index and the Bloomberg U.S. Universal Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively.

The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI All country World Index and 40% Bloomberg U.S. Universal Index.

The Blended Index 60/40 is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class C	MSCI All Country World Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'14	$10,000	$10,000	$10,000	$10,000
'14	$10,077	$10,167	$10,054	$10,122
'14	$9,823	$9,971	$10,036	$9,999
'15	$9,718	$9,815	$10,227	$9,982
'15	$10,107	$10,362	$10,167	$10,289
'15	$9,866	$10,201	$10,209	$10,211
'15	$10,078	$10,497	$10,197	$10,383
'15	$9,961	$10,483	$10,180	$10,369
'15	$9,754	$10,237	$10,066	$10,178
'15	$9,808	$10,325	$10,125	$10,257
'15	$9,413	$9,618	$10,095	$9,822
'15	$9,191	$9,269	$10,134	$9,626
'15	$9,601	$9,997	$10,167	$10,087
'15	$9,396	$9,914	$10,130	$10,023
'15	$9,262	$9,735	$10,079	$9,897
'16	$9,001	$9,148	$10,190	$9,580
'16	$8,990	$9,085	$10,263	$9,570
'16	$9,406	$9,759	$10,388	$10,040
'16	$9,472	$9,903	$10,459	$10,158
'16	$9,526	$9,915	$10,467	$10,170
'16	$9,605	$9,855	$10,652	$10,211
'16	$9,836	$10,280	$10,739	$10,508
'16	$9,912	$10,314	$10,751	$10,534
'16	$9,903	$10,378	$10,753	$10,575
'16	$9,782	$10,201	$10,682	$10,439
'16	$9,870	$10,279	$10,442	$10,393
'16	$10,048	$10,501	$10,473	$10,540
'17	$10,192	$10,788	$10,510	$10,728
'17	$10,447	$11,091	$10,591	$10,941
'17	$10,509	$11,226	$10,588	$11,021
'17	$10,598	$11,401	$10,675	$11,161
'17	$10,754	$11,653	$10,758	$11,344
'17	$10,748	$11,706	$10,749	$11,371
'17	$10,971	$12,033	$10,802	$11,584
'17	$10,994	$12,079	$10,895	$11,651
'17	$11,183	$12,313	$10,857	$11,770
'17	$11,295	$12,568	$10,870	$11,922
'17	$11,475	$12,812	$10,854	$12,053
'17	$11,606	$13,018	$10,901	$12,191
'18	$11,933	$13,753	$10,797	$12,551
'18	$11,473	$13,175	$10,694	$12,190
'18	$11,328	$12,893	$10,748	$12,059
'18	$11,341	$13,016	$10,676	$12,097
'18	$11,316	$13,032	$10,735	$12,134
'18	$11,316	$12,962	$10,719	$12,089
'18	$11,586	$13,353	$10,741	$12,317
'18	$11,635	$13,458	$10,794	$12,400
'18	$11,686	$13,516	$10,748	$12,412
'18	$11,092	$12,503	$10,658	$11,810
'18	$11,166	$12,686	$10,706	$11,937
'18	$10,592	$11,793	$10,874	$11,501
'19	$11,285	$12,724	$11,024	$12,107
'19	$11,474	$13,064	$11,036	$12,306
'19	$11,616	$13,228	$11,235	$12,489
'19	$11,870	$13,675	$11,251	$12,748
'19	$11,552	$12,864	$11,423	$12,366
'19	$11,973	$13,706	$11,585	$12,919
'19	$11,973	$13,746	$11,619	$12,958
'19	$11,960	$13,420	$11,882	$12,893
'19	$12,138	$13,703	$11,830	$13,033
'19	$12,279	$14,078	$11,869	$13,265
'19	$12,369	$14,421	$11,866	$13,458
'19	$12,609	$14,929	$11,884	$13,750
'20	$12,531	$14,764	$12,097	$13,758
'20	$11,988	$13,572	$12,278	$13,164
'20	$10,615	$11,740	$12,039	$12,040
'20	$11,240	$12,997	$12,280	$12,915
'20	$11,566	$13,562	$12,394	$13,303
'20	$11,792	$13,996	$12,498	$13,610
'20	$12,225	$14,736	$12,717	$14,138
'20	$12,618	$15,638	$12,644	$14,618
'20	$12,363	$15,134	$12,621	$14,328
'20	$12,178	$14,766	$12,576	$14,101
'20	$13,100	$16,586	$12,740	$15,202
'20	$13,500	$17,356	$12,784	$15,645
'21	$13,447	$17,277	$12,704	$15,565
'21	$13,579	$17,677	$12,540	$15,701
'21	$13,808	$18,149	$12,394	$15,880
'21	$14,178	$18,943	$12,498	$16,349
'21	$14,364	$19,238	$12,546	$16,528
'21	$14,519	$19,491	$12,637	$16,708
'21	$14,585	$19,625	$12,764	$16,847
'21	$14,771	$20,117	$12,756	$17,095
'21	$14,320	$19,286	$12,647	$16,613
'21	$14,680	$20,270	$12,636	$17,113
'21	$14,440	$19,782	$12,652	$16,875
'21	$14,796	$20,573	$12,643	$17,277
'22	$14,363	$19,563	$12,366	$16,618
'22	$14,031	$19,058	$12,197	$16,274
'22	$14,077	$19,470	$11,870	$16,316
'22	$13,238	$17,912	$11,427	$15,289
'22	$13,325	$17,933	$11,490	$15,344
'22	$12,444	$16,421	$11,261	$14,444
'22	$12,997	$17,568	$11,544	$15,195
'22	$12,561	$16,921	$11,244	$14,704
'22	$11,601	$15,301	$10,759	$13,604
'22	$11,952	$16,225	$10,641	$14,034
'22	$12,742	$17,483	$11,038	$14,899
'22	$12,417	$16,795	$11,001	$14,528
'23	$13,093	$17,999	$11,342	$15,332
'23	$12,682	$17,483	$11,063	$14,919
'23	$12,943	$18,022	$11,323	$15,341
'23	$13,046	$18,281	$11,392	$15,512
'23	$12,869	$18,085	$11,274	$15,351
'23	$13,321	$19,135	$11,256	$15,872
'23	$13,648	$19,836	$11,267	$16,226
'23	$13,380	$19,282	$11,199	$15,915
'23	$12,937	$18,484	$10,932	$15,369
'23	$12,579	$17,929	$10,768	$15,001
'23	$13,535	$19,583	$11,253	$16,100
'23	$14,142	$20,524	$11,680	$16,809
'24	$14,187	$20,644	$11,652	$16,853
'24	$14,397	$21,530	$11,512	$17,202
'24	$14,788	$22,206	$11,625	$17,594
'24	$14,289	$21,474	$11,353	$17,082
'24	$14,682	$22,346	$11,542	$17,612
'24	$14,946	$22,843	$11,647	$17,912
'24	$15,190	$23,212	$11,911	$18,249
'24	$15,418	$23,801	$12,087	$18,642
'24	$15,702	$24,354	$12,253	$19,007
'24	$15,319	$23,808	$11,974	$18,580

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	21.78%	4.52%	4.36%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	20.78%	4.52%	4.36%
MSCI All Country World Index	32.79%	11.08%	9.06%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Blended Index 60/40	23.86%	6.97%	6.39%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	602,559,268
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	306
Total Net Advisory Fees Paid ($)	2,223,446

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	69%
Corporate Bonds	26%
Government & Agency Obligations	23%
Asset-Backed	7%
Collateralized Mortgage Obligations	5%
Mortgage-Backed Securities Pass-Throughs	5%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	1%
Equity	25%
Common Stocks	20%
Preferred Stocks	3%
Exchange-Traded Funds	2%
Warrants	0%
Rights	0%
Cash Equivalents	13%
Cash Equivalents	13%
Other Assets and Liabilities, Net	(7%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	16%
Energy	6%
Information Technology	5%
Industrials	5%
Utilities	4%
Communication Services	3%
Consumer Discretionary	3%
Health Care	3%
Materials	2%
Consumer Staples	2%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United States	73%
Cayman Islands	3%
Canada	3%
Japan	2%
United Kingdom	2%
Taiwan	1%
Switzerland	1%
Ireland	1%
Netherlands	1%
France	1%
Other	4%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.78% to 1.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRA-C

R-103423-1 (12/24)

DWS Global Income Builder Fund

Class R6: KTRZX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.56%

Gross expense ratio as of the latest prospectus: 0.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 23.14% for the period ended October 31, 2024. The Fund's broad-based indices, the MSCI All Country World Index and the Bloomberg U.S. Universal Index, returned 32.79% and 11.20%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 23.86%.

The Fund’s positioning in equities was the primary reason for its underperformance in the annual period. An underweight in the United States versus the international markets, which prevented the Fund from gaining the full benefit of the rally in U.S. mega-cap information technology stocks, was a key detractor. In addition, the lack of holdings in China hurt performance in the emerging markets given the extent of the country’s gain in September 2024. On the positive side, a modest overweight in equities versus bonds contributed to results due to the outperformance of the former category.

The Fund used derivatives in the equity portfolio. Mid-way through the period, the Fund adopted a strategy in which it primarily achieved exposure to stocks through the use of futures. Since futures require less capital than owning stocks directly, this shift freed up cash that the Fund invested in U.S. Treasuries in an effort to boost the Fund’s yield. This aspect of our strategy did not have a material effect on relative performance.

The Fund’s positioning in bonds contributed to results. Our decision to emphasize the credit sectors over government bonds was the largest contributor. Specifically, the portfolio benefited from its overweight in high-yield bonds and lower-rated investment-grade corporate issues (primarily BBB rated debt). Positioning in structured securities was also positive, led by overweights in collateralized loan obligations, asset-backed securities, and commercial mortgage-backed securities. On the other hand, an underweight in residential mortgage-backed securities detracted. We used derivatives in the fixed-income portfolio in an effort to manage duration (interest rate sensitivity) and credit positioning, which had a neutral impact on results.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI All Country World Index is an unmanaged equity index which captures large and mid-capitalization representation across developed markets and emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.

Bloomberg U.S. Universal Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The MSCI All Country World Index and the Bloomberg U.S. Universal Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively.

The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI All country World Index and 40% Bloomberg U.S. Universal Index.

The Blended Index 60/40 is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class R6	MSCI All Country World Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'14	$10,000	$10,000	$10,000	$10,000
'14	$10,097	$10,167	$10,054	$10,122
'14	$9,842	$9,971	$10,036	$9,999
'15	$9,747	$9,815	$10,227	$9,982
'15	$10,148	$10,362	$10,167	$10,289
'15	$9,912	$10,201	$10,209	$10,211
'15	$10,115	$10,497	$10,197	$10,383
'15	$10,019	$10,483	$10,180	$10,369
'15	$9,817	$10,237	$10,066	$10,178
'15	$9,871	$10,325	$10,125	$10,257
'15	$9,484	$9,618	$10,095	$9,822
'15	$9,271	$9,269	$10,134	$9,626
'15	$9,685	$9,997	$10,167	$10,087
'15	$9,489	$9,914	$10,130	$10,023
'15	$9,353	$9,735	$10,079	$9,897
'16	$9,100	$9,148	$10,190	$9,580
'16	$9,100	$9,085	$10,263	$9,570
'16	$9,531	$9,759	$10,388	$10,040
'16	$9,609	$9,903	$10,459	$10,158
'16	$9,664	$9,915	$10,467	$10,170
'16	$9,754	$9,855	$10,652	$10,211
'16	$9,988	$10,280	$10,739	$10,508
'16	$10,078	$10,314	$10,751	$10,534
'16	$10,084	$10,378	$10,753	$10,575
'16	$9,972	$10,201	$10,682	$10,439
'16	$10,062	$10,279	$10,442	$10,393
'16	$10,259	$10,501	$10,473	$10,540
'17	$10,418	$10,788	$10,510	$10,728
'17	$10,679	$11,091	$10,591	$10,941
'17	$10,747	$11,226	$10,588	$11,021
'17	$10,850	$11,401	$10,675	$11,161
'17	$11,033	$11,653	$10,758	$11,344
'17	$11,033	$11,706	$10,749	$11,371
'17	$11,274	$12,033	$10,802	$11,584
'17	$11,309	$12,079	$10,895	$11,651
'17	$11,513	$12,313	$10,857	$11,770
'17	$11,641	$12,568	$10,870	$11,922
'17	$11,838	$12,812	$10,854	$12,053
'17	$11,984	$13,018	$10,901	$12,191
'18	$12,347	$13,753	$10,797	$12,551
'18	$11,884	$13,175	$10,694	$12,190
'18	$11,730	$12,893	$10,748	$12,059
'18	$11,768	$13,016	$10,676	$12,097
'18	$11,743	$13,032	$10,735	$12,134
'18	$11,752	$12,962	$10,719	$12,089
'18	$12,045	$13,353	$10,741	$12,317
'18	$12,109	$13,458	$10,794	$12,400
'18	$12,169	$13,516	$10,748	$12,412
'18	$11,563	$12,503	$10,658	$11,810
'18	$11,653	$12,686	$10,706	$11,937
'18	$11,072	$11,793	$10,874	$11,501
'19	$11,798	$12,724	$11,024	$12,107
'19	$12,009	$13,064	$11,036	$12,306
'19	$12,177	$13,228	$11,235	$12,489
'19	$12,443	$13,675	$11,251	$12,748
'19	$12,124	$12,864	$11,423	$12,366
'19	$12,573	$13,706	$11,585	$12,919
'19	$12,586	$13,746	$11,619	$12,958
'19	$12,586	$13,420	$11,882	$12,893
'19	$12,784	$13,703	$11,830	$13,033
'19	$12,946	$14,078	$11,869	$13,265
'19	$13,055	$14,421	$11,866	$13,458
'19	$13,306	$14,929	$11,884	$13,750
'20	$13,251	$14,764	$12,097	$13,758
'20	$12,676	$13,572	$12,278	$13,164
'20	$11,252	$11,740	$12,039	$12,040
'20	$11,916	$12,997	$12,280	$12,915
'20	$12,261	$13,562	$12,394	$13,303
'20	$12,522	$13,996	$12,498	$13,610
'20	$12,996	$14,736	$12,717	$14,138
'20	$13,429	$15,638	$12,644	$14,618
'20	$13,167	$15,134	$12,621	$14,328
'20	$12,985	$14,766	$12,576	$14,101
'20	$13,982	$16,586	$12,740	$15,202
'20	$14,422	$17,356	$12,784	$15,645
'21	$14,366	$17,277	$12,704	$15,565
'21	$14,521	$17,677	$12,540	$15,701
'21	$14,780	$18,149	$12,394	$15,880
'21	$15,192	$18,943	$12,498	$16,349
'21	$15,405	$19,238	$12,546	$16,528
'21	$15,587	$19,491	$12,637	$16,708
'21	$15,687	$19,625	$12,764	$16,847
'21	$15,887	$20,117	$12,756	$17,095
'21	$15,417	$19,286	$12,647	$16,613
'21	$15,820	$20,270	$12,636	$17,113
'21	$15,590	$19,782	$12,652	$16,875
'21	$15,993	$20,573	$12,643	$17,277
'22	$15,524	$19,563	$12,366	$16,618
'22	$15,180	$19,058	$12,197	$16,274
'22	$15,241	$19,470	$11,870	$16,316
'22	$14,345	$17,912	$11,427	$15,289
'22	$14,471	$17,933	$11,490	$15,344
'22	$13,522	$16,421	$11,261	$14,444
'22	$14,140	$17,568	$11,544	$15,195
'22	$13,665	$16,921	$11,244	$14,704
'22	$12,642	$15,301	$10,759	$13,604
'22	$13,041	$16,225	$10,641	$14,034
'22	$13,904	$17,483	$11,038	$14,899
'22	$13,575	$16,795	$11,001	$14,528
'23	$14,315	$17,999	$11,342	$15,332
'23	$13,897	$17,483	$11,063	$14,919
'23	$14,191	$18,022	$11,323	$15,341
'23	$14,304	$18,281	$11,392	$15,512
'23	$14,126	$18,085	$11,274	$15,351
'23	$14,649	$19,135	$11,256	$15,872
'23	$15,009	$19,836	$11,267	$16,226
'23	$14,731	$19,282	$11,199	$15,915
'23	$14,269	$18,484	$10,932	$15,369
'23	$13,889	$17,929	$10,768	$15,001
'23	$14,946	$19,583	$11,253	$16,100
'23	$15,631	$20,524	$11,680	$16,809
'24	$15,714	$20,644	$11,652	$16,853
'24	$15,948	$21,530	$11,512	$17,202
'24	$16,395	$22,206	$11,625	$17,594
'24	$15,857	$21,474	$11,353	$17,082
'24	$16,311	$22,346	$11,542	$17,612
'24	$16,638	$22,843	$11,647	$17,912
'24	$16,909	$23,212	$11,911	$18,249
'24	$17,181	$23,801	$12,087	$18,642
'24	$17,515	$24,354	$12,253	$19,007
'24	$17,104	$23,808	$11,974	$18,580

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	23.14%	5.73%	5.51%
MSCI All Country World Index	32.79%	11.08%	9.06%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Blended Index 60/40	23.86%	6.97%	6.39%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	602,559,268
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	306
Total Net Advisory Fees Paid ($)	2,223,446

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	69%
Corporate Bonds	26%
Government & Agency Obligations	23%
Asset-Backed	7%
Collateralized Mortgage Obligations	5%
Mortgage-Backed Securities Pass-Throughs	5%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	1%
Equity	25%
Common Stocks	20%
Preferred Stocks	3%
Exchange-Traded Funds	2%
Warrants	0%
Rights	0%
Cash Equivalents	13%
Cash Equivalents	13%
Other Assets and Liabilities, Net	(7%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	16%
Energy	6%
Information Technology	5%
Industrials	5%
Utilities	4%
Communication Services	3%
Consumer Discretionary	3%
Health Care	3%
Materials	2%
Consumer Staples	2%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United States	73%
Cayman Islands	3%
Canada	3%
Japan	2%
United Kingdom	2%
Taiwan	1%
Switzerland	1%
Ireland	1%
Netherlands	1%
France	1%
Other	4%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class R6 shares changed from 0.78% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRA-R6

R-103423-1 (12/24)

DWS Global Income Builder Fund

Class S: KTRSX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$79	0.71%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 23.05% for the period ended October 31, 2024. The Fund's broad-based indices, the MSCI All Country World Index and the Bloomberg U.S. Universal Index, returned 32.79% and 11.20%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 23.86%.

The Fund’s positioning in equities was the primary reason for its underperformance in the annual period. An underweight in the United States versus the international markets, which prevented the Fund from gaining the full benefit of the rally in U.S. mega-cap information technology stocks, was a key detractor. In addition, the lack of holdings in China hurt performance in the emerging markets given the extent of the country’s gain in September 2024. On the positive side, a modest overweight in equities versus bonds contributed to results due to the outperformance of the former category.

The Fund used derivatives in the equity portfolio. Mid-way through the period, the Fund adopted a strategy in which it primarily achieved exposure to stocks through the use of futures. Since futures require less capital than owning stocks directly, this shift freed up cash that the Fund invested in U.S. Treasuries in an effort to boost the Fund’s yield. This aspect of our strategy did not have a material effect on relative performance.

The Fund’s positioning in bonds contributed to results. Our decision to emphasize the credit sectors over government bonds was the largest contributor. Specifically, the portfolio benefited from its overweight in high-yield bonds and lower-rated investment-grade corporate issues (primarily BBB rated debt). Positioning in structured securities was also positive, led by overweights in collateralized loan obligations, asset-backed securities, and commercial mortgage-backed securities. On the other hand, an underweight in residential mortgage-backed securities detracted. We used derivatives in the fixed-income portfolio in an effort to manage duration (interest rate sensitivity) and credit positioning, which had a neutral impact on results.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI All Country World Index is an unmanaged equity index which captures large and mid-capitalization representation across developed markets and emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.

Bloomberg U.S. Universal Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The MSCI All Country World Index and the Bloomberg U.S. Universal Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively.

The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI All country World Index and 40% Bloomberg U.S. Universal Index.

The Blended Index 60/40 is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	MSCI All Country World Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'14	$10,000	$10,000	$10,000	$10,000
'14	$10,087	$10,167	$10,054	$10,122
'14	$9,838	$9,971	$10,036	$9,999
'15	$9,743	$9,815	$10,227	$9,982
'15	$10,143	$10,362	$10,167	$10,289
'15	$9,905	$10,201	$10,209	$10,211
'15	$10,129	$10,497	$10,197	$10,383
'15	$10,022	$10,483	$10,180	$10,369
'15	$9,818	$10,237	$10,066	$10,178
'15	$9,882	$10,325	$10,125	$10,257
'15	$9,496	$9,618	$10,095	$9,822
'15	$9,275	$9,269	$10,134	$9,626
'15	$9,699	$9,997	$10,167	$10,087
'15	$9,503	$9,914	$10,130	$10,023
'15	$9,369	$9,735	$10,079	$9,897
'16	$9,117	$9,148	$10,190	$9,580
'16	$9,117	$9,085	$10,263	$9,570
'16	$9,539	$9,759	$10,388	$10,040
'16	$9,617	$9,903	$10,459	$10,158
'16	$9,683	$9,915	$10,467	$10,170
'16	$9,765	$9,855	$10,652	$10,211
'16	$10,010	$10,280	$10,739	$10,508
'16	$10,088	$10,314	$10,751	$10,534
'16	$10,104	$10,378	$10,753	$10,575
'16	$9,981	$10,201	$10,682	$10,439
'16	$10,082	$10,279	$10,442	$10,393
'16	$10,278	$10,501	$10,473	$10,540
'17	$10,425	$10,788	$10,510	$10,728
'17	$10,685	$11,091	$10,591	$10,941
'17	$10,764	$11,226	$10,588	$11,021
'17	$10,867	$11,401	$10,675	$11,161
'17	$11,037	$11,653	$10,758	$11,344
'17	$11,037	$11,706	$10,749	$11,371
'17	$11,278	$12,033	$10,802	$11,584
'17	$11,312	$12,079	$10,895	$11,651
'17	$11,512	$12,313	$10,857	$11,770
'17	$11,640	$12,568	$10,870	$11,922
'17	$11,836	$12,812	$10,854	$12,053
'17	$11,978	$13,018	$10,901	$12,191
'18	$12,328	$13,753	$10,797	$12,551
'18	$11,865	$13,175	$10,694	$12,190
'18	$11,722	$12,893	$10,748	$12,059
'18	$11,747	$13,016	$10,676	$12,097
'18	$11,734	$13,032	$10,735	$12,134
'18	$11,739	$12,962	$10,719	$12,089
'18	$12,032	$13,353	$10,741	$12,317
'18	$12,083	$13,458	$10,794	$12,400
'18	$12,152	$13,516	$10,748	$12,412
'18	$11,548	$12,503	$10,658	$11,810
'18	$11,638	$12,686	$10,706	$11,937
'18	$11,042	$11,793	$10,874	$11,501
'19	$11,778	$12,724	$11,024	$12,107
'19	$11,988	$13,064	$11,036	$12,306
'19	$12,139	$13,228	$11,235	$12,489
'19	$12,417	$13,675	$11,251	$12,748
'19	$12,086	$12,864	$11,423	$12,366
'19	$12,542	$13,706	$11,585	$12,919
'19	$12,556	$13,746	$11,619	$12,958
'19	$12,542	$13,420	$11,882	$12,893
'19	$12,735	$13,703	$11,830	$13,033
'19	$12,897	$14,078	$11,869	$13,265
'19	$13,005	$14,421	$11,866	$13,458
'19	$13,264	$14,929	$11,884	$13,750
'20	$13,196	$14,764	$12,097	$13,758
'20	$12,638	$13,572	$12,278	$13,164
'20	$11,204	$11,740	$12,039	$12,040
'20	$11,864	$12,997	$12,280	$12,915
'20	$12,221	$13,562	$12,394	$13,303
'20	$12,477	$13,996	$12,498	$13,610
'20	$12,934	$14,736	$12,717	$14,138
'20	$13,364	$15,638	$12,644	$14,618
'20	$13,114	$15,134	$12,621	$14,328
'20	$12,918	$14,766	$12,576	$14,101
'20	$13,910	$16,586	$12,740	$15,202
'20	$14,356	$17,356	$12,784	$15,645
'21	$14,300	$17,277	$12,704	$15,565
'21	$14,454	$17,677	$12,540	$15,701
'21	$14,706	$18,149	$12,394	$15,880
'21	$15,115	$18,943	$12,498	$16,349
'21	$15,327	$19,238	$12,546	$16,528
'21	$15,503	$19,491	$12,637	$16,708
'21	$15,602	$19,625	$12,764	$16,847
'21	$15,801	$20,117	$12,756	$17,095
'21	$15,329	$19,286	$12,647	$16,613
'21	$15,729	$20,270	$12,636	$17,113
'21	$15,486	$19,782	$12,652	$16,875
'21	$15,895	$20,573	$12,643	$17,277
'22	$15,430	$19,563	$12,366	$16,618
'22	$15,089	$19,058	$12,197	$16,274
'22	$15,144	$19,470	$11,870	$16,316
'22	$14,256	$17,912	$11,427	$15,289
'22	$14,365	$17,933	$11,490	$15,344
'22	$13,435	$16,421	$11,261	$14,444
'22	$14,032	$17,568	$11,544	$15,195
'22	$13,576	$16,921	$11,244	$14,704
'22	$12,559	$15,301	$10,759	$13,604
'22	$12,939	$16,225	$10,641	$14,034
'22	$13,794	$17,483	$11,038	$14,899
'22	$13,478	$16,795	$11,001	$14,528
'23	$14,212	$17,999	$11,342	$15,332
'23	$13,781	$17,483	$11,063	$14,919
'23	$14,083	$18,022	$11,323	$15,341
'23	$14,196	$18,281	$11,392	$15,512
'23	$14,019	$18,085	$11,274	$15,351
'23	$14,516	$19,135	$11,256	$15,872
'23	$14,888	$19,836	$11,267	$16,226
'23	$14,613	$19,282	$11,199	$15,915
'23	$14,150	$18,484	$10,932	$15,369
'23	$13,758	$17,929	$10,768	$15,001
'23	$14,820	$19,583	$11,253	$16,100
'23	$15,492	$20,524	$11,680	$16,809
'24	$15,558	$20,644	$11,652	$16,853
'24	$15,805	$21,530	$11,512	$17,202
'24	$16,241	$22,206	$11,625	$17,594
'24	$15,710	$21,474	$11,353	$17,082
'24	$16,158	$22,346	$11,542	$17,612
'24	$16,458	$22,843	$11,647	$17,912
'24	$16,744	$23,212	$11,911	$18,249
'24	$17,012	$23,801	$12,087	$18,642
'24	$17,336	$24,354	$12,253	$19,007
'24	$16,929	$23,808	$11,974	$18,580

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	23.05%	5.59%	5.41%
MSCI All Country World Index	32.79%	11.08%	9.06%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Blended Index 60/40	23.86%	6.97%	6.39%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	602,559,268
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	306
Total Net Advisory Fees Paid ($)	2,223,446

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	69%
Corporate Bonds	26%
Government & Agency Obligations	23%
Asset-Backed	7%
Collateralized Mortgage Obligations	5%
Mortgage-Backed Securities Pass-Throughs	5%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	1%
Equity	25%
Common Stocks	20%
Preferred Stocks	3%
Exchange-Traded Funds	2%
Warrants	0%
Rights	0%
Cash Equivalents	13%
Cash Equivalents	13%
Other Assets and Liabilities, Net	(7%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	16%
Energy	6%
Information Technology	5%
Industrials	5%
Utilities	4%
Communication Services	3%
Consumer Discretionary	3%
Health Care	3%
Materials	2%
Consumer Staples	2%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United States	73%
Cayman Islands	3%
Canada	3%
Japan	2%
United Kingdom	2%
Taiwan	1%
Switzerland	1%
Ireland	1%
Netherlands	1%
France	1%
Other	4%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.78% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRA-S

R-103423-1 (12/24)

DWS Global Income Builder Fund

Institutional Class: KTRIX

Annual Shareholder Report—October 31, 2024

This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2023 to October 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.67%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 23.14% for the period ended October 31, 2024. The Fund's broad-based indices, the MSCI All Country World Index and the Bloomberg U.S. Universal Index, returned 32.79% and 11.20%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 23.86%.

The Fund’s positioning in equities was the primary reason for its underperformance in the annual period. An underweight in the United States versus the international markets, which prevented the Fund from gaining the full benefit of the rally in U.S. mega-cap information technology stocks, was a key detractor. In addition, the lack of holdings in China hurt performance in the emerging markets given the extent of the country’s gain in September 2024. On the positive side, a modest overweight in equities versus bonds contributed to results due to the outperformance of the former category.

The Fund used derivatives in the equity portfolio. Mid-way through the period, the Fund adopted a strategy in which it primarily achieved exposure to stocks through the use of futures. Since futures require less capital than owning stocks directly, this shift freed up cash that the Fund invested in U.S. Treasuries in an effort to boost the Fund’s yield. This aspect of our strategy did not have a material effect on relative performance.

The Fund’s positioning in bonds contributed to results. Our decision to emphasize the credit sectors over government bonds was the largest contributor. Specifically, the portfolio benefited from its overweight in high-yield bonds and lower-rated investment-grade corporate issues (primarily BBB rated debt). Positioning in structured securities was also positive, led by overweights in collateralized loan obligations, asset-backed securities, and commercial mortgage-backed securities. On the other hand, an underweight in residential mortgage-backed securities detracted. We used derivatives in the fixed-income portfolio in an effort to manage duration (interest rate sensitivity) and credit positioning, which had a neutral impact on results.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

MSCI All Country World Index is an unmanaged equity index which captures large and mid-capitalization representation across developed markets and emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.

Bloomberg U.S. Universal Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The MSCI All Country World Index and the Bloomberg U.S. Universal Index are broad-based indices that represent the Fund's overall equity and debt markets, respectively.

The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI All country World Index and 40% Bloomberg U.S. Universal Index.

The Blended Index 60/40 is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	MSCI All Country World Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'14	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'14	$1,008,696	$1,016,729	$1,005,397	$1,012,207
'14	$983,928	$997,106	$1,003,581	$999,883
'15	$974,437	$981,521	$1,022,684	$998,202
'15	$1,014,511	$1,036,164	$1,016,724	$1,028,860
'15	$990,780	$1,020,106	$1,020,920	$1,021,072
'15	$1,012,064	$1,049,707	$1,019,736	$1,038,337
'15	$1,002,486	$1,048,337	$1,017,952	$1,036,885
'15	$982,154	$1,023,656	$1,006,591	$1,017,805
'15	$988,608	$1,032,546	$1,012,452	$1,025,669
'15	$949,881	$961,764	$1,009,469	$982,220
'15	$927,885	$926,920	$1,013,420	$962,626
'15	$969,270	$999,666	$1,016,659	$1,008,743
'15	$949,667	$991,413	$1,012,952	$1,002,342
'15	$937,515	$973,535	$1,007,892	$989,676
'16	$912,207	$914,820	$1,019,018	$958,004
'16	$912,207	$908,523	$1,026,257	$957,034
'16	$954,602	$975,853	$1,038,834	$1,004,046
'16	$962,363	$990,258	$1,045,912	$1,015,782
'16	$967,907	$991,509	$1,046,729	$1,016,996
'16	$977,265	$985,503	$1,065,156	$1,021,081
'16	$1,000,746	$1,027,975	$1,073,933	$1,050,791
'16	$1,009,691	$1,031,432	$1,075,091	$1,053,400
'16	$1,010,223	$1,037,753	$1,075,346	$1,057,489
'16	$998,974	$1,020,139	$1,068,212	$1,043,944
'16	$1,009,098	$1,027,892	$1,044,201	$1,039,296
'16	$1,027,657	$1,050,096	$1,047,303	$1,054,005
'17	$1,043,536	$1,078,809	$1,050,998	$1,072,768
'17	$1,069,625	$1,109,071	$1,059,107	$1,094,122
'17	$1,076,441	$1,122,639	$1,058,752	$1,102,055
'17	$1,086,714	$1,140,135	$1,067,537	$1,116,095
'17	$1,104,979	$1,165,312	$1,075,773	$1,134,366
'17	$1,104,954	$1,170,611	$1,074,861	$1,137,122
'17	$1,129,099	$1,203,326	$1,080,215	$1,158,414
'17	$1,131,399	$1,207,936	$1,089,535	$1,165,132
'17	$1,152,713	$1,231,273	$1,085,700	$1,176,982
'17	$1,164,310	$1,256,841	$1,087,004	$1,192,174
'17	$1,184,024	$1,281,171	$1,085,359	$1,205,276
'17	$1,198,283	$1,301,826	$1,090,144	$1,219,085
'18	$1,234,633	$1,375,271	$1,079,654	$1,255,129
'18	$1,188,256	$1,317,512	$1,069,417	$1,218,981
'18	$1,172,571	$1,289,308	$1,074,811	$1,205,925
'18	$1,176,366	$1,301,620	$1,067,639	$1,209,727
'18	$1,173,836	$1,303,245	$1,073,461	$1,213,383
'18	$1,174,337	$1,296,187	$1,071,904	$1,208,865
'18	$1,204,972	$1,335,276	$1,074,147	$1,231,705
'18	$1,210,078	$1,345,766	$1,079,439	$1,240,049
'18	$1,215,783	$1,351,623	$1,074,814	$1,241,196
'18	$1,155,188	$1,250,334	$1,065,823	$1,180,986
'18	$1,164,213	$1,268,621	$1,070,616	$1,193,676
'18	$1,105,841	$1,179,266	$1,087,366	$1,150,083
'19	$1,179,652	$1,272,380	$1,102,358	$1,210,666
'19	$1,199,423	$1,306,413	$1,103,559	$1,230,599
'19	$1,215,908	$1,322,842	$1,123,487	$1,248,926
'19	$1,242,514	$1,367,509	$1,125,059	$1,274,836
'19	$1,210,586	$1,286,390	$1,142,293	$1,236,639
'19	$1,255,088	$1,370,622	$1,158,450	$1,291,944
'19	$1,256,430	$1,374,638	$1,161,898	$1,295,810
'19	$1,256,430	$1,342,028	$1,188,189	$1,289,264
'19	$1,275,802	$1,370,266	$1,183,041	$1,303,333
'19	$1,292,054	$1,407,768	$1,186,863	$1,326,541
'19	$1,302,889	$1,442,134	$1,186,626	$1,345,839
'19	$1,328,907	$1,492,919	$1,188,394	$1,374,987
'20	$1,322,078	$1,476,428	$1,209,723	$1,375,765
'20	$1,266,081	$1,357,177	$1,227,836	$1,316,423
'20	$1,122,359	$1,173,954	$1,203,852	$1,204,007
'20	$1,188,543	$1,299,714	$1,227,967	$1,291,509
'20	$1,224,392	$1,356,240	$1,239,436	$1,330,335
'20	$1,250,104	$1,399,575	$1,249,778	$1,360,986
'20	$1,295,992	$1,473,594	$1,271,732	$1,413,752
'20	$1,339,099	$1,563,785	$1,264,399	$1,461,788
'20	$1,314,224	$1,513,364	$1,262,120	$1,432,764
'20	$1,294,608	$1,476,576	$1,257,609	$1,410,139
'20	$1,394,086	$1,658,583	$1,274,020	$1,520,233
'20	$1,437,674	$1,735,590	$1,278,419	$1,564,470
'21	$1,433,450	$1,727,696	$1,270,384	$1,556,549
'21	$1,448,939	$1,767,715	$1,253,992	$1,570,143
'21	$1,474,352	$1,814,930	$1,239,399	$1,588,008
'21	$1,515,385	$1,894,283	$1,249,821	$1,634,882
'21	$1,536,609	$1,923,763	$1,254,588	$1,652,771
'21	$1,554,364	$1,949,113	$1,263,734	$1,670,764
'21	$1,562,912	$1,962,544	$1,276,423	$1,684,654
'21	$1,584,283	$2,011,665	$1,275,571	$1,709,473
'21	$1,537,137	$1,928,564	$1,264,678	$1,661,251
'21	$1,577,286	$2,027,005	$1,263,644	$1,711,256
'21	$1,552,910	$1,978,194	$1,265,170	$1,687,520
'21	$1,592,619	$2,057,323	$1,264,317	$1,727,650
'22	$1,547,471	$1,956,283	$1,236,598	$1,661,808
'22	$1,511,665	$1,905,758	$1,219,738	$1,627,444
'22	$1,518,926	$1,947,035	$1,187,014	$1,631,578
'22	$1,429,762	$1,791,191	$1,142,741	$1,528,931
'22	$1,440,712	$1,793,287	$1,149,029	$1,534,364
'22	$1,345,902	$1,642,119	$1,126,069	$1,444,409
'22	$1,407,438	$1,756,792	$1,154,381	$1,519,521
'22	$1,361,681	$1,692,116	$1,124,371	$1,470,384
'22	$1,257,980	$1,530,131	$1,075,929	$1,360,445
'22	$1,297,739	$1,622,470	$1,064,124	$1,403,414
'22	$1,383,619	$1,748,314	$1,103,801	$1,489,899
'22	$1,350,464	$1,679,516	$1,100,052	$1,452,755
'23	$1,425,757	$1,799,898	$1,134,176	$1,533,226
'23	$1,382,503	$1,748,313	$1,106,307	$1,491,887
'23	$1,413,013	$1,802,218	$1,132,260	$1,534,065
'23	$1,424,304	$1,828,120	$1,139,177	$1,551,220
'23	$1,406,561	$1,808,540	$1,127,366	$1,535,123
'23	$1,456,612	$1,913,546	$1,125,614	$1,587,244
'23	$1,494,045	$1,983,597	$1,126,733	$1,622,555
'23	$1,466,377	$1,928,168	$1,119,948	$1,591,504
'23	$1,418,434	$1,848,437	$1,093,243	$1,536,893
'23	$1,380,674	$1,792,860	$1,076,803	$1,500,125
'23	$1,485,744	$1,958,334	$1,125,264	$1,609,972
'23	$1,555,051	$2,052,401	$1,167,961	$1,680,882
'24	$1,561,668	$2,064,433	$1,165,166	$1,685,309
'24	$1,586,483	$2,153,025	$1,151,196	$1,720,169
'24	$1,630,583	$2,220,623	$1,162,499	$1,759,358
'24	$1,577,176	$2,147,358	$1,135,333	$1,708,248
'24	$1,622,238	$2,234,570	$1,154,153	$1,761,166
'24	$1,652,646	$2,284,339	$1,164,704	$1,791,175
'24	$1,681,315	$2,321,180	$1,191,140	$1,824,946
'24	$1,708,297	$2,380,130	$1,208,675	$1,864,242
'24	$1,739,395	$2,435,423	$1,225,253	$1,900,728
'24	$1,700,212	$2,380,756	$1,197,424	$1,858,037

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	23.14%	5.64%	5.45%
MSCI All Country World Index	32.79%	11.08%	9.06%
Bloomberg U.S. Universal Index	11.20%	0.18%	1.82%
Blended Index 60/40	23.86%	6.97%	6.39%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	602,559,268
Number of Portfolio Holdings	298
Portfolio Turnover Rate (%)	306
Total Net Advisory Fees Paid ($)	2,223,446

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income	69%
Corporate Bonds	26%
Government & Agency Obligations	23%
Asset-Backed	7%
Collateralized Mortgage Obligations	5%
Mortgage-Backed Securities Pass-Throughs	5%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	1%
Equity	25%
Common Stocks	20%
Preferred Stocks	3%
Exchange-Traded Funds	2%
Warrants	0%
Rights	0%
Cash Equivalents	13%
Cash Equivalents	13%
Other Assets and Liabilities, Net	(7%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	16%
Energy	6%
Information Technology	5%
Industrials	5%
Utilities	4%
Communication Services	3%
Consumer Discretionary	3%
Health Care	3%
Materials	2%
Consumer Staples	2%
Real Estate	1%

Geographical Diversification

Country	% of Net Assets
United States	73%
Cayman Islands	3%
Canada	3%
Japan	2%
United Kingdom	2%
Taiwan	1%
Switzerland	1%
Ireland	1%
Netherlands	1%
France	1%
Other	4%

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.78% to 0.87%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRA-I

R-103423-1 (12/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS global income builder Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended October 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$89,311	$0	$8,948	$0
2023	$85,545	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended October 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$560,206	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended October 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$8,948	$560,206	$0	$569,154
2023	$8,948	$539,907	$0	$548,855

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2024
Annual Financial Statements and Other Information
DWS Global Income Builder Fund

Contents
3	Investment Portfolio
22	Statement of Assets and Liabilities
24	Statement of Operations
25	Statements of Changes in Net Assets
26	Financial Highlights
31	Notes to Financial Statements
48	Report of Independent Registered Public Accounting Firm
50	Tax Information
51	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Global Income Builder Fund

Investment Portfolioas of October 31, 2024

	Shares	Value ($)
Common Stocks 20.4%
Communication Services 1.7%
Entertainment 0.1%
Netflix, Inc.*	1,000	756,030
Interactive Media & Services 1.4%
Alphabet, Inc. “A”	19,100	3,268,201
Alphabet, Inc. “C”	17,900	3,091,151
Meta Platforms, Inc. “A”	3,700	2,100,046
		8,459,398
Wireless Telecommunication Services 0.2%
SoftBank Corp.	610,200	769,163
Consumer Discretionary 2.0%
Automobile Components 0.6%
Aptiv PLC*	55,200	3,137,016
Denso Corp.	27,900	399,144
		3,536,160
Automobiles 0.2%
Suzuki Motor Corp.	97,400	953,324
Broadline Retail 0.9%
Amazon.com, Inc.*	13,800	2,572,320
Next PLC	3,995	505,569
Prosus NV	54,203	2,285,290
		5,363,179
Hotels, Restaurants & Leisure 0.0%
Evolution AB 144A	2,603	245,309
Household Durables 0.3%
PulteGroup, Inc.	13,200	1,709,796
Specialty Retail 0.0%
Burlington Stores, Inc.*	600	148,662
Consumer Staples 1.3%
Food Products 0.4%
Tyson Foods, Inc. “A”	46,800	2,742,012
Tobacco 0.9%
Imperial Brands PLC	101,427	3,061,198
Japan Tobacco, Inc.	80,600	2,252,249
		5,313,447
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	3

	Shares	Value ($)
Energy 0.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	20,800	792,064
Oil, Gas & Consumable Fuels 0.7%
Devon Energy Corp.	24,400	943,792
EOG Resources, Inc.	2,100	256,116
Occidental Petroleum Corp.	19,200	962,112
Suncor Energy, Inc.	57,200	2,159,250
		4,321,270
Financials 3.4%
Banks 0.6%
Erste Group Bank AG	12,497	703,291
HSBC Holdings PLC	138,059	1,266,521
UniCredit SpA	31,630	1,403,099
		3,372,911
Capital Markets 0.1%
Ameriprise Financial, Inc.	1,200	612,360
T. Rowe Price Group, Inc.	2,500	274,650
		887,010
Consumer Finance 0.7%
American Express Co.	3,700	999,296
Discover Financial Services	7,700	1,142,911
Synchrony Financial	36,900	2,034,666
		4,176,873
Insurance 2.0%
Allstate Corp.	6,400	1,193,728
Intact Financial Corp.	13,400	2,559,026
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	713	365,527
Progressive Corp.	15,200	3,691,016
Swiss Re AG	25,460	3,265,694
Tokio Marine Holdings, Inc.	1,800	64,716
Zurich Insurance Group AG	1,451	858,036
		11,997,743
Health Care 2.2%
Biotechnology 0.2%
Vertex Pharmaceuticals, Inc.*	2,400	1,142,352
Health Care Equipment & Supplies 0.0%
Olympus Corp.	11,400	200,595
The accompanying notes are an integral part of the financial statements.

4	|	DWS Global Income Builder Fund

	Shares	Value ($)
Pharmaceuticals 2.0%
Daiichi Sankyo Co., Ltd.	50,800	1,640,979
Eli Lilly & Co.	700	580,818
Novartis AG (Registered)	22,034	2,388,213
Pfizer, Inc.	259,300	7,338,190
		11,948,200
Industrials 2.2%
Aerospace & Defense 0.9%
Northrop Grumman Corp.	11,200	5,701,024
Building Products 0.3%
Carlisle Companies, Inc.	2,200	928,906
Owens Corning	1,000	176,790
Trane Technologies PLC	1,100	407,176
		1,512,872
Machinery 0.7%
Komatsu Ltd.	32,500	843,917
Volvo AB “B”	123,171	3,195,951
		4,039,868
Marine Transportation 0.2%
Nippon Yusen KK	30,200	1,014,083
Professional Services 0.0%
Recruit Holdings Co., Ltd.	3,300	202,703
Trading Companies & Distributors 0.1%
Sumitomo Corp.	22,000	462,310
Information Technology 5.0%
Communications Equipment 0.3%
Arista Networks, Inc.*	5,300	2,048,132
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. “A”	36,200	2,426,124
Murata Manufacturing Co., Ltd.	7,400	128,627
		2,554,751
Semiconductors & Semiconductor Equipment 3.3%
Broadcom, Inc.	29,140	4,947,098
NVIDIA Corp.	29,300	3,889,868
QUALCOMM, Inc.	10,900	1,774,193
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	34,700	6,611,738
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	5

	Shares	Value ($)
Tokyo Electron Ltd.	1,700	251,615
United Microelectronics Corp. (ADR)	319,600	2,186,064
		19,660,576
Software 0.5%
Microsoft Corp.	7,700	3,128,895
Technology Hardware, Storage & Peripherals 0.5%
Canon, Inc.	88,800	2,850,185
Materials 0.8%
Metals & Mining 0.8%
Agnico Eagle Mines Ltd.	11,000	949,460
Barrick Gold Corp.	109,300	2,112,445
Freeport-McMoRan, Inc.	40,100	1,805,302
		4,867,207
Real Estate 0.4%
Specialized REITs 0.4%
SBA Communications Corp.	11,400	2,615,958
Utilities 0.5%
Electric Utilities 0.5%
Constellation Energy Corp.	4,100	1,078,136
SSE PLC	91,897	2,088,702
		3,166,838
Total Common Stocks (Cost $117,212,739)		122,660,900
Preferred Stocks 2.7%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,385,000
Financials 1.8%
AGNC Investment Corp., Series C, 10.029% (a)	64,439	1,667,037
Charles Schwab Corp., Series D, 5.95%	75,000	1,904,250
Fifth Third Bancorp., Series I, 9.296% (a)	75,000	1,926,000
KeyCorp., Series E, 6.125%	75,000	1,908,750
Morgan Stanley, Series K, 5.85%	75,000	1,887,750
Wells Fargo & Co., Series A, 5.625%	75,000	1,879,500
		11,173,287
Real Estate 0.5%
Kimco Realty Corp., Series L, 5.125%	75,000	1,712,250
The accompanying notes are an integral part of the financial statements.

6	|	DWS Global Income Builder Fund

	Shares	Value ($)
Prologis, Inc., Series Q, 8.54%	236	13,924
Simon Property Group, Inc., Series A, 8.375%	17,000	1,071,000
		2,797,174
Total Preferred Stocks (Cost $17,760,928)		16,355,461
Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $1,122)	1,100	1,122
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)	506	8,867

	Principal Amount ($) (c)	Value ($)
Corporate Bonds 26.3%
Communication Services 1.4%
AT&T, Inc., 3.55%, 9/15/2055	570,000	395,661
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	990,000	969,371
Charter Communications Operating LLC, 6.1%, 6/1/2029	720,000	735,341
Comcast Corp., 5.5%, 5/15/2064	400,000	390,189
Paramount Global:
4.2%, 6/1/2029	1,500,000	1,402,640
4.6%, 1/15/2045	320,000	230,584
4.95%, 1/15/2031	1,250,000	1,161,256
T-Mobile U.S.A., Inc.:
4.375%, 4/15/2040	335,000	296,395
4.7%, 1/15/2035	1,088,000	1,048,066
6.0%, 6/15/2054	460,000	483,208
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	1,300,000	1,139,233
5.141%, 3/15/2052	575,000	433,101
		8,685,045
Consumer Discretionary 0.8%
Aptiv PLC, 4.65%, 9/13/2029	973,000	946,600
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	635,000	613,664
6.798%, 11/7/2028	350,000	363,683
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	7

	Principal Amount ($) (c)	Value ($)
General Motors Financial Co., Inc., 5.45%, 9/6/2034 (d)	587,000	577,797
Lowe’s Companies, Inc., 5.625%, 4/15/2053	300,000	297,320
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025	1,745,000	1,725,550
		4,524,614
Consumer Staples 0.7%
Imperial Brands Finance PLC, 144A, 5.875%, 7/1/2034	1,795,000	1,810,977
JBS USA Holding Lux SARL, 144A, 6.75%, 3/15/2034	1,087,000	1,168,898
The J M Smucker Co., 6.5%, 11/15/2053	270,000	297,221
Viterra Finance BV, 144A, 5.25%, 4/21/2032	700,000	690,772
		3,967,868
Energy 4.9%
Aker BP ASA, 144A, 5.8%, 10/1/2054	1,100,000	1,030,365
Cheniere Energy Partners LP, 4.0%, 3/1/2031	1,250,000	1,155,705
Cheniere Energy, Inc.:
4.625%, 10/15/2028	1,765,000	1,729,711
5.65%, 4/15/2034	560,000	563,563
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	550,000	548,786
Columbia Pipelines Operating Co. LLC, 144A, 5.927%, 8/15/2030	430,000	446,845
Ecopetrol SA, 7.75%, 2/1/2032	1,700,000	1,657,476
Energy Transfer LP:
Series F, 6.75%, Perpetual	1,700,000	1,690,992
7.125%, 10/1/2054	2,315,000	2,339,615
144A, 7.375%, 2/1/2031	500,000	526,161
90-day average SOFR + 3.279%, 7.85% (a), 11/1/2066 (d)	1,390,000	1,369,348
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	1,550,000	1,632,415
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/2077	2,400,000	2,357,788
EQT Corp., 5.75%, 2/1/2034 (d)	1,955,000	1,960,962
NuStar Logistics LP, 6.375%, 10/1/2030	3,045,000	3,079,366
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	1,954,628
Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	573,000	552,803
144A, 5.875%, 7/17/2064	728,000	700,700
South Bow USA Infrastructure Holdings LLC, 144A, 5.026%, 10/1/2029	635,000	624,779
Targa Resources Partners LP, 5.0%, 1/15/2028	1,000,000	993,707
Vital Energy, Inc., 144A, 7.875%, 4/15/2032 (d)	1,325,000	1,273,348
The accompanying notes are an integral part of the financial statements.

8	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Western Midstream Operating LP, 5.45%, 11/15/2034	935,000	911,793
Williams Companies, Inc., 5.65%, 3/15/2033	520,000	532,784
		29,633,640
Financials 10.4%
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	3,250,000	3,350,106
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	690,000	678,314
144A, 5.75%, 10/1/2031	593,000	602,080
144A, 6.5%, 7/18/2028	530,000	549,732
Ally Financial, Inc., Series B, 4.7%, Perpetual	2,150,000	1,934,175
Antares Holdings LP, 144A, 6.35%, 10/23/2029	1,186,000	1,170,611
ARES Capital Corp., 5.95%, 7/15/2029	490,000	494,563
Banco Santander SA, 5.538%, 3/14/2030	1,200,000	1,215,591
Bank of America Corp., Series RR, 4.375%, Perpetual	4,000,000	3,852,807
Bank of New York Mellon Corp.:
Series I, 3.75%, Perpetual (d)	2,051,000	1,935,075
5.606%, 7/21/2039	744,000	754,858
Bank of Nova Scotia, 4.9%, Perpetual	2,955,000	2,927,642
Barclays PLC, 5.69%, 3/12/2030	590,000	600,487
Beacon Funding Trust, 144A, 6.266%, 8/15/2054 (e)	770,000	771,475
Blackstone Private Credit Fund:
144A, 4.95%, 9/26/2027	1,224,000	1,201,629
144A, 5.25%, 4/1/2030	2,027,000	1,962,248
BNP Paribas SA, 144A, 8.5%, Perpetual (d)	1,020,000	1,065,006
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085 (e)	2,000,000	1,996,282
Capital One Financial Corp., Series M, 3.95%, Perpetual	1,520,000	1,430,416
Charles Schwab Corp.:
Series I, 4.0%, Perpetual	1,000,000	959,697
Series F, 5.0%, Perpetual	1,650,000	1,576,792
Citigroup, Inc., Series CC, 7.125%, Perpetual	1,050,000	1,078,757
Corebridge Financial, Inc., 5.75%, 1/15/2034	700,000	716,601
JPMorgan Chase & Co., 6.875%, Perpetual (d)	2,000,000	2,113,362
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	185,030
Morgan Stanley:
5.32%, 7/19/2035	725,000	727,732
5.466%, 1/18/2035	800,000	810,436
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	605,827
Nordea Bank Abp, 144A, 6.3%, Perpetual (d)	1,700,000	1,625,381
PNC Financial Services Group, Inc., Series W, 6.25%, Perpetual	1,385,000	1,386,518
Royal Bank of Canada, 6.35%, 11/24/2084 (e)	3,500,000	3,373,125
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	9

	Principal Amount ($) (c)		Value ($)
Societe Generale SA:
144A, 5.375%, Perpetual		1,650,000	1,398,382
144A, 6.221%, 6/15/2033 (d)		1,275,000	1,283,881
State Street Corp., Series J, 6.7%, Perpetual		2,400,000	2,464,973
Sumitomo Mitsui Financial Group, Inc., 6.6%, Perpetual		350,000	361,970
Synchrony Bank:
5.4%, 8/22/2025		420,000	420,183
5.625%, 8/23/2027		250,000	251,915
The Goldman Sachs Group, Inc.:
Series T, 3.8%, Perpetual		1,050,000	1,005,407
5.33%, 7/23/2035		1,062,000	1,060,806
5.727%, 4/25/2030		1,000,000	1,028,128
Series Y, 6.125%, Perpetual		2,285,000	2,266,390
Series W, 7.5%, Perpetual		1,200,000	1,282,962
Truist Financial Corp., Series N, 6.669% (a), Perpetual		2,000,000	1,989,321
U.S. Bancorp, 5.678%, 1/23/2035		1,010,000	1,035,294
UBS Group AG, 144A, 4.375%, Perpetual		743,000	627,984
Wells Fargo & Co., 6.85%, Perpetual		2,400,000	2,474,431
			62,604,382
Health Care 0.5%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		830,000	760,872
CVS Health Corp., 5.05%, 3/25/2048		1,000,000	862,728
HCA, Inc., 6.0%, 4/1/2054		320,000	321,513
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/2030	EUR	1,110,000	1,202,778
			3,147,891
Industrials 2.8%
American Airlines, Inc., 144A, 5.5%, 4/20/2026		310,000	309,068
AS Mileage Plan IP Ltd., 144A, 5.308%, 10/20/2031		1,163,000	1,122,307
Boeing Co.:
144A, 6.259%, 5/1/2027		770,000	787,731
144A, 6.858%, 5/1/2054		1,200,000	1,286,673
Delta Air Lines, Inc.:
3.75%, 10/28/2029		865,000	807,310
144A, 7.0%, 5/1/2025		2,300,000	2,318,734
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050		239,000	150,833
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		1,705,000	1,721,828
RTX Corp., 6.1%, 3/15/2034		735,000	787,273
Stanley Black & Decker, Inc., 4.0%, 3/15/2060		2,500,000	2,445,110
The accompanying notes are an integral part of the financial statements.

10	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)		Value ($)
United Airlines Pass-Through Trust, “A” , Series 2023-1, 5.8%, 7/15/2037		1,368,720	1,406,907
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029		620,000	629,968
Wrangler Holdco Corp., 144A, 6.625%, 4/1/2032		3,120,000	3,184,500
			16,958,242
Information Technology 0.4%
Broadcom, Inc., 144A, 2.6%, 2/15/2033		350,000	290,470
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031		597,000	585,128
Oracle Corp.:
4.7%, 9/27/2034		1,000,000	961,550
5.375%, 9/27/2054		400,000	380,559
5.5%, 9/27/2064		400,000	375,228
			2,592,935
Materials 1.3%
Celanese U.S. Holdings LLC:
6.165%, 7/15/2027		550,000	562,471
6.35%, 11/15/2028		270,000	279,237
Chemours Co., 5.375%, 5/15/2027		2,855,000	2,748,861
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034		620,000	629,399
Dow Chemical Co., 5.15%, 2/15/2034 (d)		890,000	885,242
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		1,511,000	1,504,420
Olin Corp., 5.0%, 2/1/2030		1,050,000	1,002,146
			7,611,776
Real Estate 0.1%
Kimco Realty OP LLC, 6.4%, 3/1/2034		360,000	391,171
Utilities 3.0%
CMS Energy Corp., 3.75%, 12/1/2050		2,600,000	2,276,125
Duke Energy Corp.:
3.25%, 1/15/2082		1,350,000	1,246,668
6.45%, 9/1/2054		1,195,000	1,214,565
Entergy Arkansas LLC, 5.75%, 6/1/2054		810,000	836,380
Eversource Energy, 5.5%, 1/1/2034		1,210,000	1,218,496
Nevada Power Co., 6.0%, 3/15/2054		510,000	542,674
NextEra Energy Capital Holdings, Inc., 6.75%, 6/15/2054		537,000	562,311
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		1,370,000	1,265,370
Pacific Gas & Electric Co., 5.9%, 10/1/2054		286,000	285,912
Pacific Gas and Electric Co., 3.3%, 8/1/2040		370,000	277,276
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,625,203
RWE Finance U.S. LLC, 144A, 5.875%, 4/16/2034		1,600,000	1,626,837
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	11

	Principal Amount ($) (c)	Value ($)
Sempra, 4.125%, 4/1/2052	2,680,000	2,542,015
Sierra Pacific Power Co., 5.9%, 3/15/2054	290,000	302,267
Southern Co., Series 21-A, 3.75%, 9/15/2051	1,241,000	1,192,970
Southwestern Public Service Co., 6.0%, 6/1/2054	1,210,000	1,265,441
		18,280,510
Total Corporate Bonds (Cost $159,856,904)		158,398,074
Asset-Backed 6.6%
Automobile Receivables 0.9%
Ally Bank Auto Credit-Linked Notes:
“C” , Series 2024-B, 144A, 5.215%, 9/15/2032 (e)	250,000	249,881
“D” , Series 2024-B, 144A, 5.41%, 9/15/2032 (e)	250,000	249,879
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30-day average SOFR + 1.3%, 6.157% (a), 12/26/2031	193,006	193,354
CPS Auto Receivables Trust, “C” , Series 2023-C, 144A, 6.27%, 10/15/2029	400,000	405,491
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	1,500,000	1,528,092
Hertz Vehicle Financing III LLC, “C” , Series 2023-1A, 144A, 6.91%, 6/25/2027	1,720,000	1,730,924
Huntington Bank Auto Credit-Linked Notes:
“B1” , Series 2024-2, 144A, 5.442%, 10/20/2032 (e)	500,000	499,676
“B1” , Series 2024-1, 144A, 6.153%, 5/20/2032	410,589	414,808
Santander Drive Auto Receivables Trust, “C” , Series 2023-3, 5.77%, 11/15/2030	400,000	406,526
		5,678,631
Credit Card Receivables 1.0%
Brex Commercial Charge Card Master Trust, “A1” , Series 2024-1, 144A, 6.05%, 7/15/2027	400,000	403,937
Evergreen Credit Card Trust, “A” , Series 2024-1A, 144A, SOFR + 0.68%, 5.512% (a), 7/17/2028	2,500,000	2,499,608
Mercury Financial Credit Card Master Trust:
“A” , Series 2024-2A, 144A, 6.56%, 7/20/2029	800,000	807,562
“A” , Series 2023-1A, 144A, 8.04%, 9/20/2027	1,000,000	1,003,725
Mission Lane Credit Card Master Trust, “A” , Series 2024-B, 144A, 5.88%, 1/15/2030 (e)	1,000,000	999,902
		5,714,734
Miscellaneous 4.7%
AGL Core CLO 8 Ltd., “AR” , Series 2020-8A, 144A, 90-day average SOFR + 1.352%, 5.969% (a), 10/20/2032	1,250,000	1,250,885
The accompanying notes are an integral part of the financial statements.

12	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Allegro CLO V-S Ltd., “B1” , Series 2024-2A, 144A, 90-day average SOFR + 1.9%, 7.182% (a), 7/24/2037	2,200,000	2,200,952
Apidos CLO XXIV Ltd., “A1AL” , Series 2016-24A, 144A, 90-day average SOFR + 1.212%, 5.829% (a), 10/20/2030	1,566,247	1,567,030
ARES LIX CLO Ltd., “C2” , Series 2021-59A, 144A, 3.35%, 4/25/2034	900,000	787,194
ARES XLI CLO Ltd., “BR” , Series 2016-41A, 144A, 90-day average SOFR + 1.712%, 6.368% (a), 4/15/2034	2,000,000	2,001,000
Benefit Street Partners CLO XIV Ltd., “BR” , Series 2018-14A, 144A, 90-day average SOFR + 1.75%, 6.336% (a), 10/20/2037	500,000	499,958
BlueMountain CLO XXXIV Ltd., “B1” , Series 2022-34A, 144A, 90-day average SOFR + 2.05%, 6.667% (a), 4/20/2035	750,000	750,537
Carlyle Global Market Strategies CLO Ltd., “BR4” , Series 2012-4A, 144A, 90-day average SOFR + 1.75%, 6.382% (a), 4/22/2032	1,000,000	1,001,500
CF Hippolyta Issuer LLC, “B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,949,861	2,721,801
CyrusOne Data Centers Issuer I LLC, “A2” , Series 2024-2A, 144A, 4.5%, 5/20/2049	1,250,000	1,193,741
Frontier Issuer LLC, “A2” , Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	509,624
HINNT LLC, “B” , Series 2024-A, 144A, 5.84%, 3/15/2043	332,975	335,227
Madison Park Funding XXXVIII Ltd., “C” , Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 6.809% (a), 7/17/2034	950,000	950,405
Morgan Stanley Eaton Vance CLO Ltd., “A” , Series 2021-1A, 144A, 90-day average SOFR + 1.422%, 6.048% (a), 10/20/2034	3,000,000	3,002,100
Mosaic Solar Loan Trust, “B” , Series 2023-1A, 144A, 6.92%, 6/20/2053	1,290,961	1,221,263
Octagon 63 Ltd., “A2” , Series 2024-2A, 144A, 90-day average SOFR + 1.71%, 6.327% (a), 7/20/2037	1,900,000	1,902,088
Rad CLO 23 Ltd., “A1” , Series 2024-23A, 144A, 90-day average SOFR + 1.6%, 6.217% (a), 4/20/2037	3,500,000	3,523,723
Switch ABS Issuer LLC:
“A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	400,000	398,802
“A2” , Series 2024-1A, 144A, 6.28%, 3/25/2054	800,000	811,593
Voya CLO Ltd., “B” , Series 2021-1A, 144A, 90-day average SOFR + 1.912%, 6.568% (a), 7/15/2034	1,800,000	1,801,813
		28,431,236
Total Asset-Backed (Cost $39,882,908)		39,824,601
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	13

	Principal Amount ($) (c)	Value ($)
Mortgage-Backed Securities Pass-Throughs 4.6%
Federal National Mortgage Association:
5.5%, 11/1/2054 (e)	10,000,000	9,902,420
6.0%, 11/1/2054 (e)	7,500,000	7,546,725
Government National Mortgage Association:
5.5%, 11/1/2054 (e)	10,000,000	9,941,000
6.5%, 8/20/2034	13,870	14,768
Total Mortgage-Backed Securities Pass-Throughs (Cost $27,705,414)		27,404,913
Commercial Mortgage-Backed Securities 2.2%
20 Times Square Trust, “C” , Series 2018-20TS, 144A, 3.1% (a), 5/15/2035	800,000	676,000
2023-MIC Trust, “B” , Series 2023-MIC, 144A, 9.532% (a), 12/5/2038	2,400,000	2,588,178
Benchmark Mortgage Trust, “A4” , Series 2020-IG3, 144A, 2.437%, 9/15/2048	400,000	332,155
BPR Trust, “A” , Series 2024-PMDW, 144A, 5.358%, 11/5/2029	536,000	533,747
BX Trust, “D” , Series 2019-OC11, 144A, 3.944% (a), 12/9/2041	700,000	634,188
BXP Trust, “B” , Series 2021-601L, 144A, 2.775% (a), 1/15/2044	750,000	607,694
Citigroup Commercial Mortgage Trust, “A” , Series 2013-375P, 144A, 3.251%, 5/10/2035	778,828	759,357
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	500,000	472,781
Freddie Mac Multifamily Structured Credit Risk, “M2” , Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 8.607% (a), 1/25/2051	1,098,000	1,121,402
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,000,000	773,451
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	500,000	453,209
“A” , Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.061% (a), 6/15/2035	1,550,537	1,345,702
JW Commercial Mortgage Trust, “B” , Series 2024-MRCO, 144A, 30-day average SOFR + 1.941%, 6.727% (a), 6/15/2039	1,700,000	1,694,688
Morgan Stanley Capital I Trust, “A” , Series 2019-MEAD, 144A, 3.17%, 11/10/2036	650,000	648,987
ROCK Trust, “A” , Series 2024-CNTR, 144A, 5.388%, 11/13/2041	635,000	632,356
Total Commercial Mortgage-Backed Securities (Cost $12,808,947)		13,273,895
The accompanying notes are an integral part of the financial statements.

14	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Collateralized Mortgage Obligations 5.4%
Chase Home Lending Mortgage Trust, “A4” , Series 2024-4, 144A, 6.0%, 3/25/2055	6,779,664	6,774,417
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	2,116,933	1,743,438
“I” , Series 2003-84, Interest Only, 6.0%, 9/25/2033	96,268	13,668
“FG” , Series 2023-53, 30-day average SOFR + 1.9%, 6.757% (a), 11/25/2053	15,876,998	16,240,107
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M1B” , Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.257% (a), 2/25/2042	1,000,000	1,022,580
“M2” , Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.421% (a), 3/25/2049	952,223	973,648
Government National Mortgage Association, “HZ” , Series 2024-43, 5.0%, 3/20/2054	2,121,352	2,071,310
JPMorgan Mortgage Trust:
“AM” , Series 2016-3, 144A, 3.24% (a), 10/25/2046	686,087	625,078
“A11” , Series 2024-6, 144A, 30-day average SOFR + 1.25%, 6.107% (a), 12/25/2054	795,118	795,234
RCKT Mortgage Trust, “A1A” , Series 2024-CES7, 144A, 5.158%, 10/25/2044	1,238,951	1,222,439
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.007% (a), 7/25/2059	916,107	953,897
Total Collateralized Mortgage Obligations (Cost $32,052,835)		32,435,816
Government & Agency Obligations 23.3%
Sovereign Bonds 0.5%
Brazilian Government International Bond, 6.0%, 10/20/2033	950,000	942,377
Indonesia Government International Bond, 4.75%, 9/10/2034	1,700,000	1,663,742
Mexico Government International Bond, 6.0%, 5/7/2036	260,000	252,243
		2,858,362
U.S. Treasury Obligations 22.8%
U.S. Treasury Bills, 4.325% (f), 3/20/2025 (g)	20,000,000	19,661,751
U.S. Treasury Bonds, 4.25%, 2/15/2054	184,900	177,735
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.182%, 4.724% (a), 7/31/2026	20,000,000	19,990,916
3-month U.S. Treasury Bill Money Market Yield + 0.245%, 4.787% (a), 1/31/2026 (h)	66,774,500	66,802,691
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	15

	Principal Amount ($) (c)	Value ($)
U.S. Treasury Inflation-Indexed Notes:
1.75%, 1/15/2034	2,044,024	2,005,177
3.875%, 4/15/2029	4,785,185	5,189,183
U.S. Treasury Notes:
4.375%, 5/15/2034	3,750,000	3,776,367
4.875%, 4/30/2026	20,000,000	20,185,937
		137,789,757
Total Government & Agency Obligations (Cost $141,046,650)		140,648,119
Loan Participations and Assignments 0.4%
Senior Loans (a) 0.4%
Hilton Domestic Operating Co., Inc., Term Loan B4, 30-day average SOFR + 1.75%, 6.488%, 11/8/2030	1,389,235	1,390,611
TransDigm, Inc., Term Loan J, 90-day average SOFR + 2.5%, 7.104%, 2/28/2031	1,041,433	1,043,588
		2,434,199
Total Loan Participations and Assignments (Cost $2,431,528)		2,434,199

	Shares	Value ($)
Exchange-Traded Funds 2.0%
iShares MSCI Emerging Markets ETF (Cost $11,921,535)	274,500	12,201,525
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.75% (i) (j) (Cost $5,493,504)	5,493,504	5,493,504
Cash Equivalents 12.4%
DWS Central Cash Management Government Fund, 4.86% (i) (Cost $74,600,295)	74,600,295	74,600,295

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $642,865,518)	107.2	645,741,291
Other Assets and Liabilities, Net	(7.2)	(43,182,023)
Net Assets	100.0	602,559,268
The accompanying notes are an integral part of the financial statements.

16	|	DWS Global Income Builder Fund

A summary of the Fund’s transactions with affiliated investments during the year ended October 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.75% (i) (j)
2,061,155	3,432,349 (k)	—	—	—	93,143	—	5,493,504	5,493,504
Cash Equivalents 12.4%
DWS Central Cash Management Government Fund, 4.86% (i)
30,372,543	689,547,882	645,320,130	—	—	2,125,847	—	74,600,295	74,600,295
32,433,698	692,980,231	645,320,130	—	—	2,218,990	—	80,093,799	80,093,799

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of
October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at October 31, 2024 amounted to $5,232,036, which is 0.9% of net assets.

(e)	When-issued or delayed delivery securities included.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At October 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	At October 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended October 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	17

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At October 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2024	12	1,372,906	1,325,625	(47,281)
2 Year U.S. Treasury Note	USD	12/31/2024	725	150,706,735	149,310,351	(1,396,384)
MSCI Emerging Market Index	USD	12/20/2024	637	35,210,499	35,879,025	668,526
MSCI World Index	USD	12/20/2024	1,660	193,987,882	193,008,200	(979,682)
Total net unrealized depreciation						(1,754,821)
At October 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	12/31/2024	52	5,573,373	5,576,188	(2,815)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2024	71	8,353,783	8,076,250	277,533
Ultra Long U.S. Treasury Bond	USD	12/19/2024	4	533,739	502,500	31,239
Total net unrealized appreciation						305,957
The accompanying notes are an integral part of the financial statements.

18	|	DWS Global Income Builder Fund

At October 31, 2024, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
Floating — 1-Day SOFR Annually β	Fixed — 3.967% Annually	5/8/2025/ 5/8/2045	15,325,000	USD	461,694	261,521	200,173
Floating — 1-Day SOFR Annually β	Fixed — 3.778% Annually	5/8/2025/ 5/10/2055	7,035,000	USD	238,384	—	238,384
Fixed — 3.975% Annually	Floating — 1-Day SOFR Annually β	5/8/2025/ 5/8/2035	8,863,000	USD	(193,639)	(594,598)	400,959
Total unrealized appreciation							839,516

β	1-Day SOFR rate as of October 31, 2024 is 4.900%.
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and interest rate swap contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	19

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,215,428	$769,163	$—	$9,984,591
Consumer Discretionary	7,567,794	4,388,636	—	11,956,430
Consumer Staples	2,742,012	5,313,447	—	8,055,459
Energy	5,113,334	—	—	5,113,334
Financials	12,507,653	7,926,884	—	20,434,537
Health Care	9,061,360	4,229,787	—	13,291,147
Industrials	7,213,896	5,718,964	—	12,932,860
Information Technology	27,012,112	3,230,427	—	30,242,539
Materials	4,867,207	—	—	4,867,207
Real Estate	2,615,958	—	—	2,615,958
Utilities	1,078,136	2,088,702	—	3,166,838
Preferred Stocks (a)	16,355,461	—	—	16,355,461
Rights	—	—	1,122	1,122
Warrants	—	—	8,867	8,867
Corporate Bonds (a)	—	158,398,074	—	158,398,074
Asset-Backed (a)	—	39,824,601	—	39,824,601
Mortgage-Backed Securities Pass-Throughs	—	27,404,913	—	27,404,913
Commercial Mortgage-Backed Securities	—	13,273,895	—	13,273,895
Collateralized Mortgage Obligations	—	32,435,816	—	32,435,816
Government & Agency Obligations (a)	—	140,648,119	—	140,648,119
Loan Participations and Assignments	—	2,434,199	—	2,434,199
Exchange-Traded Funds	12,201,525	—	—	12,201,525
Short-Term Investments (a)	80,093,799	—	—	80,093,799
Derivatives (b)
Futures Contracts	977,298	—	—	977,298
Interest Rate Swap Contracts	—	839,516	—	839,516
Total	$198,622,973	$448,925,143	$9,989	$647,558,105
The accompanying notes are an integral part of the financial statements.

20	|	DWS Global Income Builder Fund

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,426,162)	$—	$—	$(2,426,162)
Total	$(2,426,162)	$—	$—	$(2,426,162)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	21

Statement of Assets and Liabilities
as of October 31, 2024

Assets
Investments in non-affiliated securities, at value (cost $562,771,719) — including $5,232,036 of securities loaned	$565,647,492
Investment in DWS Government & Agency Securities Portfolio (cost $5,493,504)*	5,493,504
Investment in DWS Central Cash Management Government Fund (cost $74,600,295)	74,600,295
Cash	964,056
Foreign currency, at value (cost $196,786)	187,658
Receivable for Fund shares sold	8,151
Dividends receivable	145,338
Interest receivable	2,344,863
Affiliated securities lending income receivable	3,166
Receivable for variation margin on centrally cleared swaps	387,345
Foreign taxes recoverable	734,079
Other assets	43,154
Total assets	650,559,101
Liabilities
Payable upon return of securities loaned	5,493,504
Payable for investments purchased	1,480,463
Payable for investments purchased — when-issued/delayed-delivery securities	8,269,902
Payable for investments purchased — TBA purchase commitments	27,755,959
Payable for Fund shares redeemed	256,478
Payable for variation margin on futures contracts	3,675,607
Net payable for pending swap contracts	292,672
Accrued management fee	193,044
Accrued Trustees' fees	6,610
Other accrued expenses and payables	575,594
Total liabilities	47,999,833
Net assets, at value	$602,559,268
Net Assets Consist of
Distributable earnings (loss)	81,231,578
Paid-in capital	521,327,690
Net assets, at value	$602,559,268
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

22	|	DWS Global Income Builder Fund

Statement of Assets and Liabilities as of October 31, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($430,799,380 ÷ 43,123,228 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.99
Maximum offering price per share (100 ÷ 94.25 of $9.99)	$10.60
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,722,658 ÷ 372,642 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.99
Class R6
Net Asset Value, offering and redemption price per share ($11,184,056 ÷ 1,121,625 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.97
Class S
Net Asset Value, offering and redemption price per share ($135,700,810 ÷ 13,583,642 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.99
Institutional Class
Net Asset Value, offering and redemption price per share ($21,152,364 ÷ 2,120,382 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.98
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	23

Statement of Operations
for the year ended October 31, 2024

Investment Income
Income:
Interest (net of foreign taxes withheld of $183)	$20,368,574
Dividends (net of foreign taxes withheld of $270,589)	6,183,403
Income distributions — DWS Central Cash Management Government Fund	2,125,847
Affiliated securities lending income	93,143
Total income	28,770,967
Expenses:
Management fee	2,223,446
Administration fee	582,903
Services to shareholders	876,495
Distribution and service fees	1,011,473
Custodian fee	29,101
Professional fees	104,115
Reports to shareholders	79,955
Registration fees	79,367
Trustees' fees and expenses	26,580
Other	56,313
Total expenses	5,069,748
Net investment income	23,701,219
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	69,521,541
Swap contracts	(558,923)
Futures	28,420,935
Forward foreign currency contracts	287,232
Foreign currency	(40,520)
97,630,265
Change in net unrealized appreciation (depreciation) on:
Investments	(9,113,551)
Swap contracts	839,516
Futures	7,378,347
Forward foreign currency contracts	324,747
Foreign currency	56,296
(514,645)
Net gain (loss)	97,115,620
Net increase (decrease) in net assets resulting from operations	$120,816,839
The accompanying notes are an integral part of the financial statements.

24	|	DWS Global Income Builder Fund

Statements of Changes in Net Assets
	Years Ended October 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$23,701,219	$18,669,487
Net realized gain (loss)	97,630,265	3,544,276
Change in net unrealized appreciation (depreciation)	(514,645)	13,506,288
Net increase (decrease) in net assets resulting from operations	120,816,839	35,720,051
Distributions to shareholders:
Class A	(15,031,333)	(12,163,273)
Class C	(96,691)	(75,521)
Class R6	(414,951)	(324,707)
Class S	(5,004,396)	(4,095,922)
Institutional Class	(824,218)	(617,570)
Total distributions	(21,371,589)	(17,276,993)
Fund share transactions:
Proceeds from shares sold	15,389,123	15,637,755
Reinvestment of distributions	20,503,915	16,594,566
Payments for shares redeemed	(76,372,763)	(73,285,033)
Net increase (decrease) in net assets from Fund share transactions	(40,479,725)	(41,052,712)
Increase (decrease) in net assets	58,965,525	(22,609,654)
Net assets at beginning of period	543,593,743	566,203,397
Net assets at end of period	$602,559,268	$543,593,743

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	25

Financial Highlights
DWS Global Income Builder Fund — Class A
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.42	$8.17	$11.01	$9.26	$9.55
Income (loss) from investment operations:
Net investment income[a]	.38	.28	.23	.23	.22
Net realized and unrealized gain (loss)	1.53	.23	(2.04)	1.74	(.23 )
Total from investment operations	1.91	.51	(1.81)	1.97	(.01 )
Less distributions from:
Net investment income	(.34 )	(.26 )	(.23 )	(.22 )	(.28 )
Net realized gains	—	—	(.80 )	—	—
Total distributions	(.34 )	(.26 )	(1.03)	(.22 )	(.28 )
Net asset value, end of period	$9.99	$8.42	$8.17	$11.01	$9.26
Total Return (%)[b]	22.83	6.01	(17.80)	21.39	.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	431	388	404	543	487
Ratio of expenses (%)	.90	.91	.89	.88	.89
Ratio of net investment income (%)	3.89	3.16	2.40	2.13	2.38
Portfolio turnover rate (%)	306	164	88	124	131

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Class C
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.42	$8.17	$11.01	$9.25	$9.55
Income (loss) from investment operations:
Net investment income[a]	.29	.20	.15	.14	.15
Net realized and unrealized gain (loss)	1.54	.23	(2.04)	1.76	(.24 )
Total from investment operations	1.83	.43	(1.89)	1.90	(.09 )
Less distributions from:
Net investment income	(.26 )	(.18 )	(.15 )	(.14 )	(.21 )
Net realized gains	—	—	(.80 )	—	—
Total distributions	(.26 )	(.18 )	(.95 )	(.14 )	(.21 )
Net asset value, end of period	$9.99	$8.42	$8.17	$11.01	$9.25
Total Return (%)[b]	21.78	5.24	(18.58)	20.54	(.82 )
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	3	4	7	8
Ratio of expenses (%)	1.74	1.76	1.72	1.70	1.69
Ratio of net investment income (%)	3.05	2.30	1.54	1.32	1.58
Portfolio turnover rate (%)	306	164	88	124	131

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	27

DWS Global Income Builder Fund — Class R6
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.41	$8.16	$10.99	$9.24	$9.54
Income (loss) from investment operations:
Net investment income[a]	.41	.31	.26	.26	.25
Net realized and unrealized gain (loss)	1.52	.23	(2.03)	1.75	(.24 )
Total from investment operations	1.93	.54	(1.77)	2.01	.01
Less distributions from:
Net investment income	(.37 )	(.29 )	(.26 )	(.26 )	(.31 )
Net realized gains	—	—	(.80 )	—	—
Total distributions	(.37 )	(.29 )	(1.06)	(.26 )	(.31 )
Net asset value, end of period	$9.97	$8.41	$8.16	$10.99	$9.24
Total Return (%)	23.14	6.50	(17.56)	21.83	.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	9	9	11	7
Ratio of expenses (%)	.56	.58	.56	.55	.56
Ratio of net investment income (%)	4.23	3.50	2.75	2.48	2.70
Portfolio turnover rate (%)	306	164	88	124	131

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Class S
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.42	$8.17	$11.01	$9.25	$9.55
Income (loss) from investment operations:
Net investment income[a]	.39	.29	.24	.25	.24
Net realized and unrealized gain (loss)	1.54	.23	(2.03)	1.75	(.24 )
Total from investment operations	1.93	.52	(1.79)	2.00	(.00 )*
Less distributions from:
Net investment income	(.36 )	(.27 )	(.25 )	(.24 )	(.30 )
Net realized gains	—	—	(.80 )	—	—
Total distributions	(.36 )	(.27 )	(1.05)	(.24 )	(.30 )
Net asset value, end of period	$9.99	$8.42	$8.17	$11.01	$9.25
Total Return (%)	23.05	6.33	(17.74)	21.76	.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	136	123	130	178	163
Ratio of expenses (%)	.71	.73	.71	.69	.69
Ratio of net investment income (%)	4.08	3.34	2.59	2.32	2.58
Portfolio turnover rate (%)	306	164	88	124	131

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	29

DWS Global Income Builder Fund — Institutional Class
	Years Ended October 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$8.41	$8.16	$11.00	$9.24	$9.54
Income (loss) from investment operations:
Net investment income[a]	.40	.30	.25	.25	.24
Net realized and unrealized gain (loss)	1.53	.23	(2.04)	1.76	(.24 )
Total from investment operations	1.93	.53	(1.79)	2.01	(.00 )*
Less distributions from:
Net investment income	(.36 )	(.28 )	(.25 )	(.25 )	(.30 )
Net realized gains	—	—	(.80 )	—	—
Total distributions	(.36 )	(.28 )	(1.05)	(.25 )	(.30 )
Net asset value, end of period	$9.98	$8.41	$8.16	$11.00	$9.24
Total Return (%)	23.14	6.39	(17.72)	21.84	.20
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	20	19	25	17
Ratio of expenses (%)	.67	.67	.66	.65	.66
Ratio of net investment income (%)	4.13	3.40	2.64	2.37	2.59
Portfolio turnover rate (%)	306	164	88	124	131

[a]	Based on average shares outstanding during the period.
*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

30	|	DWS Global Income Builder Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Global Income Builder Fund (the “Fund” ) is a diversified series of Deutsche DWS Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Global Income Builder Fund	|	31

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the

32	|	DWS Global Income Builder Fund

securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of

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investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended October 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of October 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of October 31, 2024, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
When-Issued, Delayed-Delivery and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed,

DWS Global Income Builder Fund	|	35

and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At October 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$11,867,214
Undistributed long-term capital gains	$65,869,928
Net unrealized appreciation (depreciation) on investments	$3,530,868
At October 31, 2024, the aggregate cost of investments for federal income tax purposes was $643,049,939. The net unrealized appreciation for all investments based on tax cost was $3,530,868. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $13,451,903 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $9,921,035.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended October 31,
	2024	2023
Distributions from ordinary income*	$21,371,589	$17,276,993

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

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Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of

DWS Global Income Builder Fund	|	37

the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.
Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the year ended October 31, 2024, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.
A summary of the open interest rate swap contracts as of October 31, 2024 is included in a table following the Fund’s Investment Portfolio. For the year ended October 31, 2024, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $0 to $31,223,000.
Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods,

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maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the year ended October 31, 2024, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.
Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.
There were no open credit default swap contracts as of October 31, 2024. For the year ended October 31, 2024, the investment in credit default swap contracts purchased had a total notional amount generally indicative of a range from $0 to $30,800,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended October 31, 2024, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains and entered into equity index futures in order to reduce the Fund’s exposure to, or as a substitute for direct investment in, the equity asset class.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

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A summary of the open futures contracts as of October 31, 2024, is included in a table following the Fund’s Investment Portfolio. For the year ended October 31, 2024, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $147,243,000 to $379,523,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $1,874,000 to $50,418,000.
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended October 31, 2024, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
There were no open forward currency contracts as of October 31, 2024. For the year ended October 31, 2024, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $47,393,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $30,730,000.
The following tables summarize the value of the Fund’s derivative instruments held as of October 31, 2024 and the related location in the

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accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$668,526	$668,526
Interest Rate Contracts (a) (b)	839,516	308,772	1,148,288
	$839,516	$977,298	$1,816,814
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)
Includes cumulative appreciation of centrally cleared swap contracts as disclosed in the
Investment Portfolio. Unsettled variation margin is disclosed separately within the
Statement of Assets and Liabilities.

Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(979,682)
Interest Rate Contracts (a)	(1,446,480)
$(2,426,162)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended October 31, 2024 and the related location in the accompanying Statement

DWS Global Income Builder Fund	|	41

of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$29,593,620	$29,593,620
Interest Rate Contracts (a)	—	289,518	(1,172,685)	(883,167)
Credit Contracts (a)	—	(848,441)	—	(848,441)
Foreign Exchange Contracts (a)	287,232	—	—	287,232
	$287,232	$(558,923)	$28,420,935	$28,149,244
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts, swap contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$6,367,902	$6,367,902
Interest Rate Contracts (a)	—	839,516	1,010,445	1,849,961
Foreign Exchange Contracts (a)	324,747	—	—	324,747
	$324,747	$839,516	$7,378,347	$8,542,610
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts, swap and futures contracts, respectively
C.
Purchases and Sales of Securities
During the year ended October 31, 2024, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$1,174,693,369	$1,324,234,482
U.S. Treasury Obligations	$581,998,495	$515,887,556
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

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Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%
Accordingly, for the year ended October 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period from November 1, 2023 through September 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.03%
Class C	1.78%
Class R6	.78%
Class S	.78%
Institutional Class	.78%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary

DWS Global Income Builder Fund	|	43

expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.12%
Class C	1.87%
Class R6	.87%
Class S	.87%
Institutional Class	.87%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended October 31, 2024, the Administration Fee was $582,903, of which $50,609 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended October 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2024
Class A	$268,891	$44,881
Class C	2,032	347
Class R6	746	122
Class S	154,410	25,845
Institutional Class	528	80
	$426,607	$71,275
In addition, for the year ended October 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by

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unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$220,515
Class C	5,254
Class S	50,041
Institutional Class	23,954
$299,764
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended October 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at October 31, 2024
Class C	$27,433	$2,393
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2024	Annual Rate
Class A	$975,258	$186,760.23%
Class C	8,782	1,931.24%
	$984,040	$188,691
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended October 31, 2024 aggregated $6,060.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended October 31, 2024, the CDSC

DWS Global Income Builder Fund	|	45

for Class C shares aggregated $581. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended October 31, 2024, DDI received $90 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended October 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,615, of which $632 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2024.

46	|	DWS Global Income Builder Fund

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	661,885	$6,379,323	712,479	$6,239,484
Class C	70,429	679,879	30,428	268,156
Class R6	73,470	711,019	126,749	1,108,512
Class S	248,387	2,430,164	344,235	3,014,121
Institutional Class	541,023	5,188,738	574,012	5,007,482
		$15,389,123		$15,637,755
Shares issued to shareholders in reinvestment of distributions
Class A	1,480,368	$14,502,658	1,349,715	$11,736,038
Class C	9,832	96,553	8,666	75,422
Class R6	42,443	414,951	37,414	324,707
Class S	477,760	4,678,423	442,641	3,848,347
Institutional Class	82,989	811,330	70,259	610,052
		$20,503,915		$16,594,566
Shares redeemed
Class A	(5,120,290)	$(49,239,147)	(5,344,098)	$(46,600,429)
Class C	(76,249)	(743,145)	(171,980)	(1,500,492)
Class R6	(115,382)	(1,111,294)	(141,777)	(1,227,658)
Class S	(1,785,937)	(17,252,373)	(2,067,693)	(17,999,809)
Institutional Class	(823,626)	(8,026,804)	(688,642)	(5,956,645)
		$(76,372,763)		$(73,285,033)
Net increase (decrease)
Class A	(2,978,037)	$(28,357,166)	(3,281,904)	$(28,624,907)
Class C	4,012	33,287	(132,886)	(1,156,914)
Class R6	531	14,676	22,386	205,561
Class S	(1,059,790)	(10,143,786)	(1,280,817)	(11,137,341)
Institutional Class	(199,614)	(2,026,736)	(44,371)	(339,111)
		$(40,479,725)		$(41,052,712)

DWS Global Income Builder Fund	|	47

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Market Trust and Shareholders of DWS Global Income Builder Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Global Income Builder Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Market Trust (the “Trust” )), including the investment portfolio, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Market Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

48	|	DWS Global Income Builder Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
December 19, 2024

DWS Global Income Builder Fund	|	49

Tax Information (Unaudited)
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $77,553,000 as capital gain dividends for its year ended October 31, 2024.
For corporate shareholders, 13% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended October 31, 2024, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $7,119,000, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

50	|	DWS Global Income Builder Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global Income Builder Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Global Income Builder Fund	|	51

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total

52	|	DWS Global Income Builder Fund

(net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

DWS Global Income Builder Fund	|	53

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DGIBF-BFE2024

54	|	DWS Global Income Builder Fund

DGIBF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	12/30/2024